Equity (Details Textual) - USD ($)								1 Months Ended								9 Months Ended		12 Months Ended
	Jul. 22, 2018	May 22, 2018	Mar. 08, 2018	Dec. 07, 2017	Oct. 09, 2017	Dec. 15, 2016	Feb. 01, 2016	Apr. 19, 2018	Mar. 31, 2018	Feb. 28, 2018	Dec. 29, 2017	Nov. 22, 2017	Oct. 25, 2017	Aug. 21, 2017	Mar. 17, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Sep. 28, 2017	Mar. 21, 2017	Dec. 02, 2016
Equity (Textual)
Common stock value issuances for services																		$ 610,893	$ 171,752
Exercise price																		$ 1.50				$ 0.01
Number of warrants or rights outstanding																		85,000
Number of shares callable by warrants																		85,000
Number of warrants cancelled																		415,000
Proceeds from sale of stock																	$ 1,773,288	$ 1,324,936	$ 2,860,946
Common stock issued																1,965,646		1,970,915	21,711,953
Equity instruments to be issued																$ 65,839		$ 65,839	$ 3,070,000
Commitment value of common stock																		$ 4,000	2,698,124
Restricted common stock issued, shares			23,744		142,919						77,008		11,886					12,500
Restricted common stock, value			$ 14,840		$ 119,746						$ 53,214		$ 11,886
Fair value options																$ 258,531
Stock Options, Cancelled																		563,754
Stock available for grants																		220,000
Common stock to an individual subscriber																					$ 24,000
Description of reverse stock split																	1-for-14 reverse stock split
Available for grant under the 2016 Plan share																2,942,200
Stock Options [Member]
Equity (Textual)
Stock issued option purchase, shares										46,200
Stock available for grants										15,000
Options expense recognized																		$ 127,247	0
Maximum [Member]
Equity (Textual)
Exercise price																		$ 1.25
Maximum [Member] | Stock Options [Member]
Equity (Textual)
Exercise price																$ 28.00
Expected life																7 years 5 months 9 days
Minimum [Member]
Equity (Textual)
Exercise price																		$ 1.00
Minimum [Member] | Stock Options [Member]
Equity (Textual)
Exercise price																$ 8.00
Expected life																1 year 5 months 9 days
Common Stock [Member]
Equity (Textual)
Common stock value issuances for services			$ 14,840,000					$ 97,721										$ 716	$ 423
Common stock issued for services, shares			1,697					7,195										715,667	423,500
Number of warrants or rights outstanding																		593,598
Number of shares callable by warrants																		593,598
Number of warrants cancelled																		2,898,151
Exercise of warrants																		593,598
Proceeds from warrant conversion																		$ 5,936
Commitment shares																		24,000	2,840,946
Commitment value of common stock																		$ 24	$ 2,841
Stock issued option purchase, shares																		3,050,000
Weighted average price, exercised																		606,098
Restricted common stock issued, shares					150,000
Reserved for issuance upon exercise of warrants																		150,000
Stock Options, Cancelled		14,286
Warrants [Member]
Equity (Textual)
Exercise price																							$ 2
Weighted average price, exercised																		793,598
Reserved for issuance upon exercise of warrants																		1,336,761
Stock Options, Cancelled																		2,898,151
Weighted exercise price, cancelled																		$ 2.00
Stock available for grants																		724,000
Options issued under the plan																82,926		82,926	4,128,510
Warrants [Member] | Maximum [Member]
Equity (Textual)
Exercise price																$ 28.00
Expected life																3 years 10 months 21 days
Warrants [Member] | Minimum [Member]
Equity (Textual)
Exercise price																$ 8.00
Expected life																1 year 2 months 1 day
Loan to NMB [Member]
Equity (Textual)
Restricted common stock issued, shares					81,035
William Rosellini [Member]
Equity (Textual)
Restricted common stock issued, shares					81,035	3,050,000					77,008							3,050,000
Restricted common stock, value						$ 3,050,000												$ 3,050,000
William Rosellini [Member] | Loan to NMB [Member]
Equity (Textual)
Restricted common stock issued, shares											61,884
Vice President [Member]
Equity (Textual)
Common stock value issuances for services																$ 8,160
Weighted average price, exercised										11,000
Vice President [Member] | Common Stock [Member]
Equity (Textual)
Option to purchase of common stock			583
Fair value options			$ 5,100
Randy M Rosellini [Member]
Equity (Textual)
Exercise of warrants																		793,598
Restricted common stock issued, shares																		200,000
Director [Member]
Equity (Textual)
Stock issued option purchase, shares									12,500
Ron Conquest [Member]
Equity (Textual)
Commitment shares				56,000
Merger [Member]
Equity (Textual)
Commitment shares																		1,659,943
Preferred stock, shares issued																		77,725
Preferred stock, value issued																		$ 77,725
Michael Rosellini [Member]
Equity (Textual)
Exercise price																		$ 1.50
Restricted common stock issued, shares											77,008
Restricted common stock, value											$ 48,130
Warrants terms																		2 years
Michael Rosellini [Member] | Common Stock [Member]
Equity (Textual)
Restricted common stock issued, shares												200,000
Michael Rosellini [Member] | Warrants [Member]
Equity (Textual)
Restricted common stock issued, shares												12,500
Securities purchase agreement with LC [Member]
Equity (Textual)
Exercise price														$ 2.50
Commitment shares														100,000
Commitment value of common stock														$ 100,000
Warrants terms														2 years
Principal amount of loan														$ 1,120,000
Fair value options														$ 54,266
Warrants to purchase of common stock														250,000
Risk-free rate														1.33%
Expected volatility														44.45%
Fair value of common stock, per share														$ 1.25
Securities purchase agreement with LC [Member] | Maximum [Member]
Equity (Textual)
Expected life														5 years
Securities purchase agreement with LC [Member] | Minimum [Member]
Equity (Textual)
Expected life														2 years
Securities purchase agreement with LC [Member] | Warrants [Member]
Equity (Textual)
Exercise price														$ 3.00
Warrants terms														5 years
Warrants to purchase of common stock														250,000
Securities Purchase Agreement with LC, Michael Rosellini [Member] | Warrants [Member]
Equity (Textual)
Exercise price														$ 1.50
Warrants terms														2 years
Principal amount of loan														$ 1,120,000
Fair value options														$ 35,924
Warrants to purchase of common stock														200,000
Risk-free rate														1.33%
Expected volatility														44.45%
Expected life														2 years
Securities Purchase Agreement with Delaware limited liability | Warrants [Member]
Equity (Textual)
Fair value of common stock, per share														$ 1.25
2017 Private Placement [Member]
Equity (Textual)
Common stock, per share																		$ 1.25
Proceeds from sale of stock																		$ 1,165,000
Common stock issued																	932,000	932,000
Commitment shares																		2,000,000
Commitment value of common stock																		$ 2,500,000
2016 Omnibus Incentive Plan [Member]
Equity (Textual)
Common stock issued for services, shares																		3,680,200
Option to purchase of common stock																46,200
Common stock reserved for issuance pursuant option grants under the 2016 Plan																450,000		5,000,000
Stock issued option purchase, shares																		1,895,200
Options monthly increments term																The option to purchase 31,200 shares was immediately exercisable at date of issue, and the option to purchase 15,000 shares of Common Stock vests in equal monthly amounts of 1,250 beginning on March 1, 2018. The option to purchase the Company's Common Stock expires three (3) years from the date they become exercisable pursuant to the grant vesting schedule.
Fair value options																$ 10,420
Stock Options, Cancelled																54,898		677,000
Weighted exercise price, cancelled																		$ 1.00
Stock available for grants																		1,319,800
Options issued under the plan																		3,752,000
Options expense recognized																$ 165,017		$ 319,057
2016 Omnibus Incentive Plan [Member] | Maximum [Member]
Equity (Textual)
Exercise price																$ 20.00		$ 1.00
Exercise of warrants																		2.00
2016 Omnibus Incentive Plan [Member] | Maximum [Member] | Stock Options [Member]
Equity (Textual)
Exercise price																$ 0.76
Weighted average life																		6 years 11 months 1 day
Remaining weighted average life																7 years 11 months 1 day
2016 Omnibus Incentive Plan [Member] | Minimum [Member]
Equity (Textual)
Exercise price																$ 8.00		$ 2.00
Exercise of warrants																		1.00
2016 Omnibus Incentive Plan [Member] | Minimum [Member] | Stock Options [Member]
Equity (Textual)
Exercise price																$ 2.00
Weighted average life																		2 years 6 months 21 days
Remaining weighted average life																2 years 2 months 30 days
2016 Omnibus Incentive Plan [Member] | Warrants [Member] | Maximum [Member]
Equity (Textual)
Exercise price																$ 3.00		$ 1.00
Weighted average life																		4 years 8 months 2 days
Remaining weighted average life																4 years 4 months 20 days
2016 Omnibus Incentive Plan [Member] | Warrants [Member] | Minimum [Member]
Equity (Textual)
Exercise price																$ 1.00		$ 3.00
Weighted average life																		1 year 1 month 6 days
Remaining weighted average life																1 year 4 months 20 days
2016 Omnibus Incentive Plan [Member] | William Rosellini [Member]
Equity (Textual)
Options monthly increments term										On February 28, 2018 and as compensation for service to the Company as chief executive officer, the Company granted to William Rosellini an incentive stock option to purchase up to 17,858 shares of the Company's restricted common stock with an exercise price of $10.64. The option to purchase 8,929 shares of common stock was immediately exercisable, and the option to purchase the remaining 8,929 shares of common stock vests on the anniversary of the grant date. The Company also granted a non-qualified stock option to purchase up to 64,286 shares of common stock with an exercise price of $10.64 per share. The option to purchase 2,679 common shares vests in equal monthly amounts beginning on March 1, 2018. The option to purchase the Company's common stock expires three (3) years from the date they become exercisable pursuant to the grant vesting schedule. The fair value of the options was determined to be $226,009 using the Black-Scholes Option Pricing Model.
2016 Omnibus Incentive Plan [Member] | Nexeon Medsystems [Member]
Equity (Textual)
Common stock issued for services, shares																		100,000
Exercise price																		$ 1.00
Number of warrants cancelled																					425,000
Stock issued option purchase, shares																		100,000
Options monthly increments term																		The options vest in monthly increments of 8,333 options per month for 11 months and 8,337 options shall vest in the 12th month, with the three-year term for each option beginning upon each date of vesting. And granted 325,000 nonqualified stock options to purchase 325,000 shares of common stock, with an exercise price of $1.00 per share. The options vest in monthly increments of 27,083 options per month for 11 months and 27,087 options shall vest in the 12th month, with the three-year term for each option beginning upon each date of vesting.
Fair value options																		$ 113,073
2016 Omnibus Incentive Plan [Member] | Second Director and Board of Director [Member]
Equity (Textual)
Common stock issued for services, shares																		12,500
Exercise price																		$ 1.45
Stock issued option purchase, shares																		50,000
Fair value options																		$ 20,679
2016 Omnibus Incentive Plan [Member] | Vice President [Member]
Equity (Textual)
Common stock issued for services, shares																		220,000
Exercise price										$ 10.64								$ 1.25
Stock issued option purchase, shares																		220,000
Options monthly increments term										The term of the option shall be for a period of three (3) years from the date of issue.								Each option shall expire 36 months from the date of vesting. The options shall vest at the rate of 6,111 options per month for a period of 35 months and 6,115 options shall vest in the 36th month.
Fair value options										$ 2,481								$ 33,392
Available for grant										786
2016 Omnibus Incentive Plan [Member] | Consultant [Member]
Equity (Textual)
Exercise price																		$ 1.00
Stock issued option purchase, shares																		150,000
Options monthly increments term																		The options shall vest at the rate of 50,000 options per year beginning on January 2, 2018, 50,000 options on January 2, 2019 and 50,000 options on January 2, 2020 and each option grant expires three years from the date of vesting.
Fair value options																		$ 35,917
Stock Options, Cancelled																		150,000
2016 Omnibus Incentive Plan [Member] | Consultant One [Member]
Equity (Textual)
Exercise price																		$ 1.00
Stock issued option purchase, shares																		380,000
Options monthly increments term																		84,448 options vested immediately and the remaining 295,552 options vest over 28 months at approximately 10,556 options per month from the grant date and each option grant expires three years from the date of vesting.
Fair value options																		$ 128,778
2016 Omnibus Incentive Plan [Member] | Non Executive Employees [Member]
Equity (Textual)
Exercise price										$ 10.64								$ 1.25
Option to purchase of common stock										3,301
Stock issued option purchase, shares																		3,680,200
Options monthly increments term										The option to purchase the Company's common stock expires three (3) years from the date they become exercisable pursuant to the grant vesting schedule.								161,104 options vested immediately and the remaining 563,896 will vest over 28 months from the grant date at approximately 20,138 per month and each option grant expires four years from the date of vesting.
Fair value options										$ 10,420								$ 204,532
Available for grant										1,072								1,449,800
Warrants to purchase of common stock																		725,000
2016 Omnibus Incentive Plan [Member] | Director [Member]
Equity (Textual)
Common stock value issuances for services																		$ 12,500
Exercise price																		$ 1.45
Stock issued option purchase, shares																		50,000
Fair value options																		$ 20,679
2016 Omnibus Incentive Plan [Member] | Consultant Two [Member]
Equity (Textual)
Exercise price																		$ 1.00
Stock issued option purchase, shares																		25,200
Options monthly increments term																		The options vest at a rate of 2,100 per month and vesting commences on the first day of the month following the Grant Date and each option expires three years from the date of vesting.
Fair value options																		$ 6,706
2016 Omnibus Incentive Plan [Member] | Mark Bates [Member]
Equity (Textual)
Stock issued option purchase, shares																		252,000
Options monthly increments term																		The severance agreement between Dr. Bates and the Company, of the original grant of 252,000 options on April 1, 2016, 102,000 options were cancelled, and 150,000 options became fully vested.
2016 Omnibus Incentive Plan [Member] | Kent J George [Member]
Equity (Textual)
Exercise price									$ 12.11							$ 8.00				$ 20.00
Options monthly increments term																The term of the options shall be for four (4) years from the date of issue. The fair value of the options granted were determined to be $12,034 using the Black-Scholes Option Pricing Model.
Fair value options																$ 12,034
Available for grant																893
2016 Omnibus Incentive Plan [Member] | Michael Nietzel [Member]
Equity (Textual)
Exercise price									$ 12.11							$ 8.00				$ 20.00
Options monthly increments term																The options were immediately exercisable at date of issue. The term of the options shall be for four (4) years from the date of issue.
Fair value options																$ 12,034
Available for grant																893
2016 Omnibus Incentive Plan [Member] | Brian Blischak [Member]
Equity (Textual)
Exercise price										$ 10.64
Options monthly increments term										The term of the option shall be for a period of eight (8) years from the date of issue.
Fair value options										$ 12,855
Available for grant										4,108
2016 Omnibus Incentive Plan [Member] | Christopher Miller [Member]
Equity (Textual)
Exercise price										$ 10.64
Options monthly increments term										The term of the option shall be for a period of three (3) years from the date of issue.
Fair value options										$ 6,766
Available for grant										2,143
2016 Omnibus Incentive Plan [Member] | Wes Dittmer One [Member]
Equity (Textual)
Exercise price	$ 11.00
Options monthly increments term	The term of the option was for a period of four (4) years from the date of vesting.															The term of the options shall be for four (4) years from the date of issue.
Fair value options	$ 92,789															$ 8,439
Available for grant	38,572															893
2016 Private Placement [Member]
Equity (Textual)
Number of warrants or rights outstanding																		660,761
Commitment shares																		24,000
Common stock to an individual subscriber																					$ 20,000
Common stock to an individual subscriber, share																					24,000
Common stock and additional paid in capital																					$ 4,000
2016 Private Placement [Member] | Common Stock [Member]
Equity (Textual)
Offer terms, description															The offer terms included the exercise of seventeen (17) warrants for seventeen (17) shares of the Company’s common stock at an exercise price of $0.01 per share for every one hundred (100) warrants owned. The remaining eighty-three (83) warrants per hundred warrants owned would be cancelled. The offer was on an all-or-nothing basis to convert all warrants held by each warrant holder.
2016 Private Placement [Member] | Warrants [Member]
Equity (Textual)
Common stock issued for services, shares																		593,598
Exercise price							$ 2.00
Number of warrants or rights outstanding																		660,761
Number of warrants cancelled																		2,898,151
Sale of units under private placement							5,500,000
Warrants terms							36 months
Offer terms, description															The offer terms included the exercise of seventeen (17) warrants for seventeen (17) shares of the Company’s common stock at an exercise price of $0.01 per share for every one hundred (100) warrants owned. The remaining eighty-three (83) warrants per hundred warrants owned would be cancelled.
Common stock sale of per units							$ 1.00
Current Employees [Member]
Equity (Textual)
Restricted common stock issued, shares														203,635
Restricted common stock, value														$ 127,247
2016 Plan [Member]
Equity (Textual)
Option to purchase of common stock																1,319,700
Common stock reserved for issuance pursuant option grants under the 2016 Plan																5,000,000
Stock issued option purchase, shares																2,682,200
Fair value options																$ 100
Options issued under the plan																4,999,900
Options expense recognized																$ 362,482
Available for grant under the 2016 Plan share																103,822
Non-qualified options outstanding																175,266
Incentive stock options outstanding																170,912
2016 Plan [Member] | Stock Options [Member]
Equity (Textual)
Options issued under the plan																346,178
2016 Plan [Member] | Maximum [Member]
Equity (Textual)
Exercise price																$ 0.87
2016 Plan [Member] | Minimum [Member]
Equity (Textual)
Exercise price																0.76
Incentive Stock [Member]
Equity (Textual)
Exercise price																$ 8.00